American Funds Insurance Series®

Prospectus Supplement
November 8, 2013

(for Class 1 shares prospectus, Class 2 shares prospectus, Class 3 shares prospectus and Class 4 shares prospectus dated May 1, 2013)

1. With respect to the Class 1, Class 2 and Class 4 shares prospectuses only, the information under the heading “Portfolio counselors” in the “Management” section of the Bond Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
David C. Barclay	15 years	Senior Vice President — Fixed Income, Capital Research and Management Company
David A. Hoag	6 years	Senior Vice President — Fixed Income, Capital Research and Management Company
Thomas H. Høgh	6 years	Senior Vice President — Fixed Income, Capital Research Company

2. With respect to the Class 1, Class 2 and Class 4 shares prospectuses only, the information under the heading “Portfolio counselors” in the “Management” section of the Global Bond Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Mark H. Dalzell	7 years	Senior Vice President — Fixed Income, Capital Research and Management Company
Thomas H. Høgh	7 years	Senior Vice President — Fixed Income, Capital Research Company
Marcus B. Linden	2 years	Senior Vice President — Fixed Income, Capital Research Company
Robert H. Neithart	Less than 1 year	Senior Vice President — Fixed Income, Capital Research and Management Company

3. The information under the heading “Portfolio counselors” in the “Management” section of the U.S. Government/AAA-Rated Securities Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio counselors

The individuals primarily responsible for the portfolio management of the fund are:

Portfolio counselor Series title (if applicable)	Portfolio counselor experience in this fund	Primary title with investment adviser
Thomas H. Høgh	16 years	Senior Vice President — Fixed Income, Capital Research Company
Fergus N. MacDonald	3 years	Senior Vice President — Fixed Income, Capital Research Company
Wesley K.-S. Phoa	3 years	Senior Vice President — Fixed Income, Capital Research Company

4. The table under the heading “Multiple Portfolio Counselor System®” in the “Management and organization” section of the prospectus is amended in its entirety to read as follows:

Portfolio counselor for the Series/Title (if applicable)	Portfolio counselor’s role in management of, and experience in, the fund(s)	Primary title with investment adviser (or affiliate) and investment experience
Donald D. O’Neal Vice Chairman of the Board	Serves as an equity portfolio counselor for: Growth-Income Fund — 8 years	Senior Vice President — Capital Research Global Investors Investment professional for 28 years, all with Capital Research and Management Company or affiliate
Alan N. Berro President	Serves as an equity portfolio counselor for: Asset Allocation Fund — 13 years	Senior Vice President — Capital World Investors Investment professional for 27 years in total; 22 years with Capital Research and Management Company or affiliate
C. Ross Sappenfield Senior Vice President	Serves as an equity portfolio counselor for: Blue Chip Income and Growth Fund — 12 years	Senior Vice President — Capital Research Global Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate
Carl M. Kawaja Vice President	Serves as an equity portfolio counselor for: New World Fund — 14 years	Senior Vice President — Capital World Investors Investment professional for 26 years in total; 22 years with Capital Research and Management Company or affiliate
Sung Lee Vice President	Serves as an equity portfolio counselor for: International Fund — 7 years International Growth and Income Fund — 5 years	Senior Vice President — Capital Research Global Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate

Dylan Yolles Vice President	Serves as an equity portfolio counselor for: Growth-Income Fund — 8 years (plus 5 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital International Investors Investment professional for 16 years in total; 13 years with Capital Research and Management Company or affiliate
Hilda L. Applbaum	Serves as an equity/fixed-income portfolio counselor for: Global Balanced Fund — 2 years	Senior Vice President — Capital World Investors Investment professional for 26 years in total; 18 years with Capital Research and Management Company or affiliate
David C. Barclay	Serves as a fixed-income portfolio counselor for: High-Income Bond Fund — 20 years Bond Fund — 15 years	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 32 years in total; 25 years with Capital Research and Management Company or affiliate
Donnalisa Parks Barnum	Serves as an equity portfolio counselor for: Growth Fund — 10 years	Senior Vice President — Capital World Investors Investment professional for 32 years in total; 27 years with Capital Research and Management Company or affiliate
L. Alfonso Barroso	Serves as an equity portfolio counselor for: International Fund — 4 years	Senior Vice President — Capital Research Global Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate
Andrew F. Barth	Serves as a fixed-income portfolio counselor for: Corporate Bond Fund — Less than 1 year (since the fund’s inception)	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 28 years, all with Capital Research and Management Company or affiliate
Mark A. Brett	Serves as a fixed-income portfolio counselor for: Global Balanced Fund — 2 years	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 34 years in total; 20 years with Capital Research and Management Company or affiliate
Christopher D. Buchbinder	Serves as an equity portfolio counselor for: Blue Chip Income and Growth Fund — 6 years	Senior Vice President — Capital Research Global Investors Investment professional for 18 years, all with Capital Research and Management Company or affiliate
David A. Daigle	Serves as a fixed-income portfolio counselor for: Asset Allocation Fund — 4 years High-Income Bond Fund — 4 years (plus 9 years of prior experience as an investment analyst for the fund)	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 19 years, all with Capital Research and Management Company or affiliate

Mark H. Dalzell	Serves as a fixed-income portfolio counselor for: Global Bond Fund — 7 years	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 35 years in total; 25 years with Capital Research and Management Company or affiliate
Isabelle de Wismes	Serves as an equity portfolio counselor for: Global Growth Fund — 1 year (plus 14 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 29 years in total; 20 years with Capital Research and Management Company or affiliate
Mark E. Denning	Serves as an equity portfolio counselor for: Global Small Capitalization Fund — 15 years	Senior Vice President — Capital Research Global Investors Investment professional for 31 years, all with Capital Research and Management Company or affiliate
Paul Flynn	Serves as an equity portfolio counselor for: Global Balanced Fund — Less than 1 year	Senior Vice President — Capital World Investors Investment professional for 17 years in total; 15 years with Capital Research and Management Company or affiliate
J. Blair Frank	Serves as an equity portfolio counselor for: Global Small Capitalization Fund — 10 years Growth-Income Fund — 7 years	Senior Vice President — Capital Research Global Investors Investment professional for 20 years in total; 19 years with Capital Research and Management Company or affiliate
Nicholas J. Grace	Serves as an equity portfolio counselor for: New World Fund — 1 year (plus 8 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 23 years in total; 19 years with Capital Research and Management Company or affiliate
David A. Hoag	Serves as a fixed-income portfolio counselor for: Bond Fund — 6 years	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 25 years in total; 22 years with Capital Research and Management Company or affiliate
Thomas H. Høgh	Serves as a fixed-income portfolio counselor for: Global Bond Fund — 7 years U.S. Government/AAA-Rated Securities Fund — 16 years Bond Fund — 6 years	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 26 years in total; 23 years with Capital Research and Management Company or affiliate
F. Galen Hoskin	Serves as an equity portfolio counselor for: New World Fund — 7 years (plus 6 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate

Claudia P. Huntington	Serves as an equity portfolio counselor for: Growth-Income Fund — 19 years (plus 5 years of prior experience as an investment analyst for the fund) Global Small Capitalization Fund — Less than 1 year	Senior Vice President — Capital Research Global Investors Investment professional for 40 years in total; 38 years with Capital Research and Management Company or affiliate
Gregg E. Ireland	Serves as an equity portfolio counselor for: Global Growth and Income Fund — 7 years Growth Fund — 7 years	Senior Vice President — Capital World Investors Investment professional for 41 years, all with Capital Research and Management Company or affiliate
Martin Jacobs	Serves as an equity portfolio counselor for: Global Growth Fund — 4 years	Senior Vice President — Capital World Investors Investment professional for 25 years in total; 12 years with Capital Research and Management Company or affiliate
Gregory D. Johnson	Serves as an equity portfolio counselor for: Growth Fund — 6 years	Senior Vice President — Capital World Investors Investment professional for 20 years, all with Capital Research and Management Company or affiliate
Joanna F. Jonsson	Serves as an equity portfolio counselor for: Global Balanced Fund — 2 years	Senior Vice President — Capital World Investors Investment professional for 24 years in total; 23 years with Capital Research and Management Company or affiliate
Michael T. Kerr	Serves as an equity portfolio counselor for: Growth Fund — 8 years	Senior Vice President — Capital World Investors Investment professional for 30 years in total; 28 years with Capital Research and Management Company or affiliate
Jonathan Knowles	Serves as an equity portfolio counselor for: Global Growth Fund — Less than 1 year (plus 10 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate
Harold H. La	Serves as an equity portfolio counselor for: Global Small Capitalization Fund — 5 years (plus 4 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital Research Global Investors Investment professional for 15 years in total; 14 years with Capital Research and Management Company or affiliate
Jeffrey T. Lager	Serves as an equity portfolio counselor for: Asset Allocation Fund — 6 years	Senior Vice President — Capital World Investors Investment professional for 18 years in total; 17 years with Capital Research and Management Company or affiliate
David S. Lee	Serves as a fixed-income portfolio counselor for: Corporate Bond Fund — Less than 1 year (since the fund’s inception)	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 13 years in total; 10 years with Capital Research and Management Company or affiliate

Marcus B. Linden	Serves as a fixed-income portfolio counselor for: Global Bond Fund — 2 years High-Income Bond Fund — 6 years	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 18 years in total; 17 years with Capital Research and Management Company or affiliate
James B. Lovelace	Serves as an equity portfolio counselor for: Blue Chip Income and Growth Fund — 6 years	Senior Vice President — Capital Research Global Investors Investment professional for 31 years, all with Capital Research and Management Company or affiliate
Jesper Lyckeus	Serves as an equity portfolio counselor for: International Fund — 6 years (plus 8 years of prior experience as an investment analyst for the fund) International Growth and Income Fund — 5 years	Senior Vice President — Capital Research Global Investors Investment professional for 18 years in total; 17 years with Capital Research and Management Company or affiliate
Fergus N. MacDonald	Serves as a fixed-income portfolio counselor for: U.S. Government/AAA-Rated Securities Fund — 3 years Mortgage Fund — 2 years	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 21 years in total; 10 years with Capital Research and Management Company or affiliate
Ronald B. Morrow	Serves as an equity portfolio counselor for: Growth Fund — 10 years (plus 5 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 45 years in total; 16 years with Capital Research and Management Company or affiliate
James R. Mulally	Serves as a fixed-income portfolio counselor for: Asset Allocation Fund — 7 years	Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 37 years in total; 33 years with Capital Research and Management Company or affiliate
Robert H. Neithart

Serves as a fixed-income portfolio counselor for:

Global Balanced Fund — 2 years

Global Bond Fund — Less than 1 year

New World Fund — 1 year (plus 2 years of prior experience as an investment analyst for the fund)

Senior Vice President — Fixed Income, Capital Research and Management Company Investment professional for 26 years, all with Capital Research and Management Company or affiliate

Wesley K.-S. Phoa	Serves as a fixed-income portfolio counselor for: U.S. Government/AAA-Rated Securities Fund — 3 years Mortgage Fund — 2 years	Senior Vice President — Fixed Income, Capital Research Company Investment professional for 20 years in total; 14 years with Capital Research and Management Company or affiliate
David M. Riley	Serves as an equity portfolio counselor for: International Growth and Income Fund — 5 years	Senior Vice President — Capital Research Global Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate
William L. Robbins	Serves as an equity portfolio counselor for: Growth-Income Fund — 1 year (plus 12 years of prior experience as an investment analyst for the fund)	Senior Vice President — Capital International Investors Investment professional for 21 years in total; 18 years with Capital Research and Management Company or affiliate
Martin Romo	Serves as an equity portfolio counselor for: Global Growth and Income Fund — 4 years (plus 1 year of prior experience as an investment analyst for the fund)	Senior Vice President — Capital World Investors Investment professional for 21 years in total; 20 years with Capital Research and Management Company or affiliate
Eugene P. Stein	Serves as an equity portfolio counselor for: Asset Allocation Fund — 5 years	Senior Vice President — Capital World Investors Investment professional for 42 years in total; 41 years with Capital Research and Management Company or affiliate
Kristian Stromsoe	Serves as an equity portfolio counselor for: Global Small Capitalization Fund — 1 year	Senior Vice President — Capital Research Global Investors Investment professional for 16 years in total; 13 years with Capital Research and Management Company or affiliate
Andrew B. Suzman	Serves as an equity portfolio counselor for: Global Growth and Income Fund — 4 years	Senior Vice President — Capital World Investors Investment professional for 20 years, all with Capital Research and Management Company or affiliate
James Terrile	Serves as an equity portfolio counselor for: Blue Chip Income and Growth Fund — 1 year	Senior Vice President — Capital Research Global Investors Investment professional for 18 years in total; 17 years with Capital Research and Management Company or affiliate
Christopher M. Thomsen	Serves as an equity portfolio counselor for: International Fund — 7 years	Senior Vice President — Capital Research Global Investors Investment professional for 16 years, all with Capital Research and Management Company or affiliate
Steven T. Watson	Serves as an equity portfolio counselor for: Global Growth Fund — 11 years (plus 5 years of prior experience as an investment analyst for the fund) Global Growth and Income Fund — 7 years	Senior Vice President — Capital World Investors Investment professional for 26 years in total; 23 years with Capital Research and Management Company or affiliate

Keep this supplement with your prospectus.

INAFBS-001-1113O CGD/8024-S39755

American Funds Insurance Series® Statement of Additional Information Supplement November 8, 2013 (for statement of additional information dated May 1, 2013)

1. The table under the heading “Portfolio counselor fund holdings and management of other accounts” in the “Management of the Series” section of the statement of additional information is amended with respect to the funds listed below only as follows:

Portfolio counselor	Number of other registered investment companies (RICs) for which portfolio counselor is a manager (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio counselor is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio counselor is a manager (assets of other accounts in billions)[3]
Bond Fund
David C. Barclay	3	$97.2	3	$1.61	11	$5.14
David A. Hoag	6	$127.3	None		None
Thomas H. Høgh	5	$61.5	1	$0.11	1	$0.09
Global Bond Fund
Mark H. Dalzell	3	$56.8	None		6[6]	$2.83
Thomas H. Høgh	5	$67.9	1	$0.11	1	$0.09
Marcus B. Linden	3	$36.2	None		None
Robert H. Neithart	6	$73.9	6	$3.32	15[4]	$6.70
U.S. Government/AAA-Rated Securities Fund
Thomas H. Høgh	5	$66.7	1	$0.11	1	$0.09
Fergus N. MacDonald	3	$8.1	None		None
Wesley K.-S. Phoa	7	$58.6	2	$0.27	6	$3.69

2. The “Disclosure of portfolio holdings” section of the statement of additional information is amended in its entirety to read as follows:

The Series’ investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds’ portfolio securities. These policies and procedures have been reviewed by the Series’ board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the Series’ Chief Compliance Officer.

Under these policies and procedures a complete list of portfolio holdings of each fund (except Cash Management Fund) available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website (americanfunds.com/afis) no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the American Funds website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. Cash Management Fund’s complete list of portfolio holdings, dated as of the end of each month, is posted on the American Funds website within five business days after the end of the applicable month. This information will be available on the website for six months. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.

The Series’ custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier. See the “General information” section in this statement of additional information for further information about the Series’ custodian, outside counsel and auditor.

Each fund’s portfolio holdings, dated as of the end of each calendar month, are made available to insurance companies that use the funds as underlying investments in their variable annuity contracts and variable life insurance policies. Monthly holdings are made available to help the insurance companies evaluate the funds for inclusion in the contracts and life insurance policies they offer and to evaluate and manage the insurance guarantees offered under their insurance contracts. Monthly holdings may be provided to insurance companies no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Monthly holdings may also be provided to the sub-adviser of the American Funds Insurance Series Managed Risk Funds. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg, Overlap and Thomson Financial Research. Information on certain portfolio characteristics of the funds are also provided to the insurance companies and the sub-adviser of the American Funds Insurance Series Managed Risk Funds each business day.

Affiliated persons of the Series, including officers of the Series and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the Series and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the Series, such persons will be bound by agreements (including confidentiality agreements) fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. Neither the Series, its investment adviser or any of their affiliates receive compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the Series’ investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds’ portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain Series service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

The Series’ investment adviser and its affiliates provide investment advice to clients other than the Series that have investment objectives that may be substantially similar to those of the funds. These clients also may have portfolios consisting of holdings substantially similar to those of the funds and generally have access to current portfolio holding information for their accounts. These clients do not owe the Series’ investment adviser or the funds a duty of confidentiality with respect to disclosure of their portfolio holdings.

Keep this supplement with your statement of additional information.

INAFBS-003-1113O CGD/8024-S39758

American Funds Insurance Series® Managed Risk Funds Statement of Additional Information Supplement November 8, 2013 (for statement of additional information dated May 1, 2013)

The “Disclosure of portfolio holdings” section of the statement of additional information is amended in its entirety to read as follows:

The Series’ investment adviser, on behalf of the funds, has adopted policies and procedures with respect to the disclosure of information about the funds’ portfolio securities. These policies and procedures have been reviewed by the Series’ board of trustees, and compliance will be periodically assessed by the board in connection with reporting from the Series’ Chief Compliance Officer.

Under these policies and procedures, each fund’s complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website (americanfunds.com/afis) no earlier than the 10th day after such calendar quarter. In practice, the publicly disclosed portfolio is typically posted on the American Funds website within 30 days after the end of the calendar quarter. The publicly disclosed portfolio may exclude certain securities when deemed to be in the best interest of the fund as permitted by applicable regulations. Such portfolio holdings information may be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.

The Series’ custodian, outside counsel, auditor, financial printers, proxy voting service providers, pricing information vendors, co-litigants (such as in connection with a bankruptcy proceeding related to a fund holding) and certain other third parties described below, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier. See the “General information” section in this statement of additional information for further information about the Series’ custodian, outside counsel and auditor.

Each fund’s portfolio holdings, dated as of the end of each calendar month, are made available to insurance companies that use the funds as underlying investments in their variable annuity contracts and variable life insurance policies. Monthly holdings are made available to help the insurance companies evaluate the funds for inclusion in the contracts and life insurance policies they offer and to evaluate and manage the insurance guarantees offered under their insurance contracts. Monthly holdings may be provided to insurance companies no earlier than the 10th day after the end of the calendar month. In practice, monthly holdings are provided within 30 days after the end of the calendar month. Monthly holdings may also be provided to the fund’s sub-adviser. Insurance companies may receive a list of the futures contracts and other investments that make up a fund’s protection strategy each business day. Holdings may also be disclosed more frequently to certain statistical and data collection agencies including Morningstar, Lipper, Inc., Value Line, Vickers Stock Research, Bloomberg, Overlap and Thomson Financial Research. Information on certain portfolio characteristics of the funds and underlying funds are also provided to the insurance companies and the fund’s sub-adviser each business day.

Affiliated persons of the Series, including officers of the Series and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to pre-clear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the “Code of ethics” section in this statement of additional information and the Code of Ethics. Third-party service providers of the Series and other entities, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the Series, such persons will be bound by agreements (including confidentiality agreements) fiduciary or other obligations that restrict and limit their use of the information to legitimate business uses only. Neither the Series, its investment adviser or any of their affiliates receive compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund’s portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the Series’ investment adviser. In exercising their authority, the committees determine whether disclosure of information about the funds’ portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser’s code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain Series service providers and other third parties for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

Keep this supplement with your statement of additional information.

INAFBS-022-1113O CGD/8024-S40344